Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of defined benefit plans [line items]
Defined Benefit Plan Expenses	$ 248	$ 210	$ 837	$ 761
Principal Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	68	69	205	207
Net interest cost (income) on net defined benefit liability (asset)	(12)	(13)	(35)	(38)
Interest cost on asset limitation and minimum funding requirement	0	0	0	0
Past service cost	0	0	0	0
Defined benefit administrative expenses	3	3	8	8
Defined Benefit Plan Expenses	59	59	178	177
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	1	4	4
Net interest cost (income) on net defined benefit liability (asset)	4	5	12	13
Interest cost on asset limitation and minimum funding requirement	0	0	0	0
Past service cost	0	0	0	0
Defined benefit administrative expenses	0	0	0	0
Defined Benefit Plan Expenses	5	6	16	17
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	5	4	15	14
Net interest cost (income) on net defined benefit liability (asset)	4	5	12	16
Interest cost on asset limitation and minimum funding requirement	1	1	1	1
Past service cost	0	1	2	1
Defined benefit administrative expenses	1	1	4	4
Defined Benefit Plan Expenses	$ 11	$ 12	$ 34	$ 36